Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2022
Fee and commission income [abstract]
Fee and commission income

	2022	2021	2020
Linked to credit cards	37,622,018	36,315,676	25,211,716
Linked to deposits	33,755,718	32,811,467	35,321,709
From foreign currency transactions	3,521,768	4,008,489	3,858,133
Insurance agent fee	3,521,043	3,840,993	4,227,101
Linked to securities	907,751	1,128,510	945,540
From guarantees granted	3,554	18,311	11,235

TOTAL	79,331,852	78,123,446	69,575,434